Restatement Of Previously Reported Results (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010
Net income (loss) and comprehensive income (loss)	(43,522)	10,579	19,863	19,863
Adjustments [Member]
Net income (loss) and comprehensive income (loss)	(433)	1,537		(6,601)